INVESTMENTS IN EQUITY METHOD INVESTEES (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Aug. 05, 2003 Ktl [Member]	Mar. 31, 2013 Xenon Automation [Member]	Apr. 30, 2009 Xenon Automation [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			50.00%		50.00%
Business Acquisition Contingent Consideration Potential Cash Payments			$ 5		$ 3
Due From Related Parties, Current	$ 0	$ 110		$ 110